02.28 VIP Real Estate Portfolio Initial, Service, Service 2 PRO-02 | Real Estate Portfolio
Fund Summary Fund/Class: VIP Real Estate Portfolio/Initial Class, Service Class, Service Class 2
Investment Objective
The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees
Shareholder Fees {- Real Estate Portfolio}	02.28 VIP Real Estate Portfolio Initial, Service, Service 2 PRO-02 Real Estate Portfolio USD ($)
(fees paid directly from your investment)

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Real Estate Portfolio} - 02.28 VIP Real Estate Portfolio Initial, Service, Service 2 PRO-02 - Real Estate Portfolio	VIP Real Estate Portfolio-Initial VIP	VIP Real Estate Portfolio-Service VIP	VIP Real Estate Portfolio-Service 2 VIP
Management fee	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) fees	none	0.10%	0.25%
Other expenses	0.12%	0.12%	0.12%
Total annual operating expenses	0.67%	0.77%	0.92%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Sell All Shares
Expense Example {- Real Estate Portfolio} - 02.28 VIP Real Estate Portfolio Initial, Service, Service 2 PRO-02 - Real Estate Portfolio - USD ($)	VIP Real Estate Portfolio-Initial VIP	VIP Real Estate Portfolio-Service VIP	VIP Real Estate Portfolio-Service 2 VIP
1 year	$ 68	$ 79	$ 94
3 years	214	246	293
5 years	373	428	509
10 years	$ 835	$ 954	$ 1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	38.59%	September 30, 2009
Lowest Quarter Return	-39.65%	December 31, 2008

Average Annual Returns
For the periods ended December 31, 2016
Average Annual Total Returns{- Real Estate Portfolio} - 02.28 VIP Real Estate Portfolio Initial, Service, Service 2 PRO-02 - Real Estate Portfolio	Past 1 year	Past 5 years	Past 10 years
VIP Real Estate Portfolio-Initial VIP | Return Before Taxes	5.75%	11.51%	5.17%
VIP Real Estate Portfolio-Service VIP | Return Before Taxes	5.63%	11.39%	5.06%
VIP Real Estate Portfolio-Service 2 VIP | Return Before Taxes	5.46%	11.23%	4.90%
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%
Dow Jones U.S. Select Real Estate Securities Index℠(reflects no deduction for fees, expenses, or taxes)	6.65%	11.75%	4.53%